Share Based Payments and Employee Benefit Plans - Incentive Plan and Weighted Average Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 31, 2015
Equity and Share Based Payments
Conversion price of convertible notes into common stock (in dollars per share)			$ 21.50
2020 Incentive Plan
Equity and Share Based Payments
Number of shares available under the Plan	2,000,000
Shares available for grant as stock options, restricted stock and deferred stock awards	1,477,760
2010 Incentive Plan
Equity and Share Based Payments
Number of shares available under the Plan	952,646
Stock options
Weighted average assumptions used in estimating fair value of options granted
Risk-free interest rate (as a percent)	0.50%	1.45%
Expected lives (in years)	4 years 6 months 14 days	4 years 11 months 8 days
Expected volatility (as a percent)	77.55%	61.21%
Expected dividend yield (as a percent)	0.00%	0.00%
Fair value per share (in dollars per share)	$ 1.96	$ 3.13